Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Taxes Tables [Line Items]
Disclosure Of Major Components Of Tax Expense Income Explanatory

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Tax expense / (benefit)
Swiss
Current 883 730 680
Deferred 152 (15) 34
Total Swiss 1,035 715 714
Non-Swiss
Current 684 718 884
Deferred (846) 509 400
Total non-Swiss (162) 1,227 1,284
Total income tax expense / (benefit) recognized in the income statement 873 1,942 1,998

Disclosure Of Details Of Major Components Of Tax Expense Income Explanatory

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Operating profit / (loss) before tax 28,739 9,604 9,484
of which: Swiss 32,300 4,425 3,334
of which: non-Swiss (3,561) 5,178 6,150
Income taxes at Swiss tax rate of 18.5 % for 2023, 18 % for 2022 and 18.5 % for 2021 5,317 1,729 1,755
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate (224) 284 234
Tax effects of losses not recognized 1,584 74 124
Previously unrecognized tax losses now utilized (401) (217) (179)
Non-taxable and lower-taxed income
1
(5,730) (335) (278)
Non-deductible expenses and additional taxable income 1,651 429 510
Adjustments related to prior years, current tax (87) (41) (40)
Adjustments related to prior years, deferred tax (1) 13 (10)
Change in deferred tax recognition (1,288) (217) (342)
Adjustments to deferred tax balances arising from changes

in tax rates
26 0 (5)
Other items 25 222 231
Income tax expense / (benefit) 873 1,942 1,998
1 The reconciling item for non-taxable and lower-taxed

income for 2023 primarily reflects that the negative goodwill gain that was recorded in the income statement in relation to

the acquisition of Credit Suisse did
not result in any tax expense.

Disclosure Of Total Recognized And Unrecognized Deferred Tax Assets And Deferred Tax Liabilities Explanatory

USD m 31.12.23 31.12.22
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 19,070 (16,078) 2,992 12,708 (8,720) 3,988
Unused tax credits 95 0 95 0 0 0
Temporary differences 11,159 (3,564) 7,595 5,814 (414) 5,400 of which: related to real estate costs capitalized for US

tax
purposes 2,703 0 2,703 2,485 0 2,485
of which: related to compensation and benefits 1,795 (471) 1,324 1,194 (175) 1,018 of which: related to cash flow hedges 765 (139) 626 947 0 947 of which: other 5,896 (2,954) 2,942 1,188 (238) 950
Total deferred tax assets 30,324 (19,642) 10,682 2 18,522 (9,134) 9,389 2 of which: related to the US 9,023 8,294
of which: related to other locations 1,659 1,095
Deferred tax liabilities
Total deferred tax liabilities 325 236
1 After offset of DTLs, as applicable.

2 As of 31 December 2023, the Group recognized DTAs of USD
426 m (31 December 2022: USD 471
m) in respect of entities that incurred losses in either

the current or preceding
year.

Disclosure Of Expiry Of Unused Tax Losses Explanatory

Unrecognized tax loss carry-forwards
USD m 31.12.23 31.12.22
Within 1 year 342 231
From 2 to 5 years 10,839 2,184
From 6 to 10 years 7,114 11,106
From 11 to 20 years 1,818 1,610
No expiry 44,222 16,960
Total 64,335 32,091
of which: related to the US
1
12,354 13,350
of which: related to the UK 37,773 14,332
of which: related to other locations 14,208 4,409
1 Related to UBS AG’s US branch.